T. ROWE PRICE U.S. Treasury Long-Term Index Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
6.00%, 8/20/34 - 11/15/39  94 96
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $97) 96
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.3%
U.S. Treasury Obligations  99.3%
U.S. Treasury Bonds, 1.125%, 5/15/40 (1) 37,581 23,136
U.S. Treasury Bonds, 1.125%, 8/15/40  119,013 72,468
U.S. Treasury Bonds, 1.25%, 5/15/50  113,850 51,642
U.S. Treasury Bonds, 1.375%, 11/15/40  79,985 50,228
U.S. Treasury Bonds, 1.375%, 8/15/50  148,380 69,275
U.S. Treasury Bonds, 1.625%, 11/15/50  122,110 60,807
U.S. Treasury Bonds, 1.75%, 8/15/41  134,590 87,505
U.S. Treasury Bonds, 1.875%, 2/15/41  276,150 186,013
U.S. Treasury Bonds, 1.875%, 2/15/51  120,594 63,858
U.S. Treasury Bonds, 1.875%, 11/15/51  157,100 82,183
U.S. Treasury Bonds, 2.00%, 11/15/41  102,995 69,151
U.S. Treasury Bonds, 2.00%, 2/15/50  117,100 65,173
U.S. Treasury Bonds, 2.00%, 8/15/51  141,300 76,633
U.S. Treasury Bonds, 2.25%, 5/15/41  102,008 72,171
U.S. Treasury Bonds, 2.25%, 8/15/49  69,320 41,202
U.S. Treasury Bonds, 2.25%, 2/15/52  134,850 77,328
U.S. Treasury Bonds, 2.375%, 2/15/42  221,288 156,285
U.S. Treasury Bonds, 2.375%, 11/15/49  115,410 70,292
U.S. Treasury Bonds, 2.375%, 5/15/51  153,555 91,605
U.S. Treasury Bonds, 2.50%, 2/15/45  21,540 14,536
U.S. Treasury Bonds, 2.50%, 2/15/46  6,180 4,097
U.S. Treasury Bonds, 2.50%, 5/15/46  192,285 126,968
U.S. Treasury Bonds, 2.875%, 5/15/43  46,905 34,805
U.S. Treasury Bonds, 2.875%, 5/15/49  155,050 105,458
U.S. Treasury Bonds, 2.875%, 5/15/52  128,295 84,695
U.S. Treasury Bonds, 3.00%, 2/15/47  20,230 14,468
U.S. Treasury Bonds, 3.00%, 2/15/49  31,815 22,226
U.S. Treasury Bonds, 3.00%, 8/15/52  122,555 82,878
U.S. Treasury Bonds, 3.125%, 5/15/48  40,000 28,831
U.S. Treasury Bonds, 3.25%, 5/15/42  206,620 164,747

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.375%, 8/15/42  221,013 178,468
U.S. Treasury Bonds, 3.375%, 11/15/48  5,170 3,878
U.S. Treasury Bonds, 3.625%, 5/15/53  125,090 95,420
U.S. Treasury Bonds, 3.875%, 2/15/43  85,765 73,490
U.S. Treasury Bonds, 3.875%, 5/15/43  186,640 159,431
U.S. Treasury Bonds, 4.00%, 11/15/42  27,505 24,024
U.S. Treasury Bonds, 4.00%, 11/15/52  102,141 83,516
U.S. Treasury Bonds, 4.125%, 8/15/44  76,965 67,164
U.S. Treasury Bonds, 4.125%, 8/15/53  137,757 114,962
U.S. Treasury Bonds, 4.25%, 2/15/54  200,355 170,677
U.S. Treasury Bonds, 4.25%, 8/15/54  64,940 55,311
U.S. Treasury Bonds, 4.375%, 8/15/43  25,473 23,156
U.S. Treasury Bonds, 4.50%, 2/15/44  221,740 203,966
U.S. Treasury Bonds, 4.50%, 11/15/54  35,995 31,974
U.S. Treasury Bonds, 4.625%, 5/15/44  148,720 138,751
U.S. Treasury Bonds, 4.625%, 11/15/44  34,460 32,053
U.S. Treasury Bonds, 4.625%, 2/15/46  101,800 94,181
U.S. Treasury Bonds, 4.625%, 5/15/54  160,125 145,213
U.S. Treasury Bonds, 4.625%, 2/15/55  53,700 48,691
U.S. Treasury Bonds, 4.625%, 11/15/55 (1) 187,725 170,243
U.S. Treasury Bonds, 4.75%, 11/15/43  45,130 42,895
U.S. Treasury Bonds, 4.75%, 2/15/45  19,700 18,595
U.S. Treasury Bonds, 4.75%, 11/15/53  140,600 130,011
U.S. Treasury Bonds, 4.75%, 5/15/55  61,980 57,351
U.S. Treasury Bonds, 4.75%, 8/15/55 (1) 94,160 87,127
U.S. Treasury Bonds, 5.00%, 5/15/45  16,395 15,949
U.S. Treasury Bonds, 5.00%, 5/15/46  26,920 26,129
U.S. Treasury Bonds, 5.125%, 8/15/56  33,015 32,453
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,590,420) 4,475,743
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.72% (2)(3) 34,553 34,553
Total Short-Term Investments (Cost $34,553) 34,553
Total Investments in Securities  100.1%
(Cost $5,625,070) $ 4,510,392
Other Assets Less Liabilities (0.1)% (6,503)
Net Assets 100.0% $ 4,503,889

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 192 U.S. Treasury Long Bond contracts 12/26 20,856 $ (31)
Long, 313 U.S. Treasury Notes five year contracts 12/26 33,085 (141)
Short, 58 Ultra U.S. Treasury Bonds contracts 12/26 (6,382) 80
Short, 1,091 Ultra U.S. Treasury Notes ten year
contracts 12/26 (119,379) 518
Net payments (receipts) of variation margin to date (94)
Variation margin receivable (payable) on open futures contracts $ 332

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — # $ — $ 100 +
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 38,148 ¤ ¤ $ 34,553 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $100 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,553.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-
Term Index Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,475,839 $ — $ 4,475,839
Short-Term Investments 34,553 — — 34,553
Total Securities 34,553 4,475,839 — 4,510,392
Futures Contracts* 598 — — 598
Total $ 35,151 $ 4,475,839 $ — $ 4,510,990
Liabilities
Futures Contracts* $ 172 $ — $ — $ 172
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F67-054Q1 08/26